Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Operating Assets and Liabilities

a) The changes in operating assets and liabilities for years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $

Accounts receivable	513	5,441	(8,392)
Prepaid expenses	(920)	995	692
Accounts payable	(1,124)	(1,053)	(326)
Accrued liabilities	(8,606)	8,068	(3,255)
Unearned revenue and long-term unearned revenue	7,996	(5,809)	(1,183)
Restricted cash	(1,464)	(2,747)	—
Advances to and from affiliates and joint venture partners	(7,259)	(42,551)	12,880
Other operating assets and liabilities	3,557	4,198	6,241

Total	(7,307)	(33,458)	6,657